Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by new pay versus performance (“PVP”) rules adopted by the SEC in 2022 and in effect for the first time for this Proxy Statement, the following Pay Versus Performance table (“PVP Table”) provides
SEC-required
information about compensation for 2022 for this Proxy Statement’s named executive officers, as well as compensation for 2021 and 2020 for our named executive officers from our 2022 and 2021 Proxy Statements, respectively (each of 2020, 2021 and 2022, a “Covered Year”). We refer to all of the named executive officers covered in the PVP Table below, collectively, as the “PVP NEOs”. The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:

•	The information in columns (b) and (d) of the PVP Table comes directly from our Summary Compensation Tables for the relevant years, without adjustment;

•
As required by the SEC’s PVP rules, we label the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (or “CAP”) to the applicable PVP NEOs. However, these CAP amounts do not necessarily reflect “take home pay” or the final compensation that our PVP NEOs actually earned or walked away with for their service in the Covered Years. Instead, the SEC’s concept of CAP reflects a combination of realized pay (for cash and certain equity awards) and realizable or accrued pay (for other equity awards). As a result, CAP amounts are calculated in a manner different than any information that we have presented in the Proxy Statement before, especially with respect to the valuation of outstanding equity awards; and

•
As required by the SEC’s PVP rules, we provide information in the PVP Table below about our cumulative absolute total shareholder return (“TSR”) results, cumulative TSR results for a peer group of companies identified in the PVP Table, and our U.S. GAAP net income results (the “External Measures”) during the Covered Years. We did not, however, actually base any compensation decisions for the PVP NEOs on, or link any
PVP NEO pay to, these particular External Measures because the External Measures were not metrics used in our short-term or long-term incentive plans during the Covered Years. In particular, the index-based peer group used for purposes of this PVP Table disclosure (the FTSE NAREIT Equity Shopping Centers Index) is different from the specific group of companies against which we evaluate relative TSR performance for our named executive officers for purposes of our PRSU awards, as described above in our Compensation Discussion and Analysis. As a result, we did not necessarily design our PVP NEO compensation to move in tandem with improving, declining or steady achievement in these External Measures.

Due to the use and weighting of the Operating Funds From Operations (also referred to in this Proxy Statement as “Operating FFO”) per share performance measure in our annual cash incentive compensation plan for 2022, we have determined that, pursuant to the SEC’s PVP rules, Operating Funds From Operations per share should be designated as the “Company-Selected Measure” to be included in the far right column of the PVP Table below because we believe it is the most important financial measure that demonstrates how we sought to link executive pay to performance for 2022.
Pay Versus Performance Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
YEAR	SUMMARY COMPENSATION TABLE (“SCT”) TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(1)(2)	AVERAGE SCT TOTAL FOR NON-PEO PVP NEOS ($)(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO PVP NEOS ($)(1)(2)	TOTAL SHAREHOLDER RETURN ($)(3)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(4)	NET INCOME ($)(5)	OPERATING FUNDS FROM OPERATIONS PER SHARE ($)(6)
2022	6,799,485	5,305,017	1,500,884	1,309,320	106.88	104.46	168,719	1.18
2021	6,910,219	24,547,349	1,625,444	2,093,387	119.39	119.43	124,935	1.17
2020	8,555,564	8,722,586	1,602,380	1,161,027	73.98	72.36	35,721	0.99

(1)
David R. Lukes was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For each of 2022 and 2021, our non-PEO
PVP NEOs
(“Non-PEO
NEOs”) were Conor M. Fennerty, Christa A. Vesy and John M. Cattonar. For 2020, our
Non-PEO
NEOs were Conor M. Fennerty, Christa A. Vesy and Michael A. Makinen (Mr. Makinen was our former Chief Operating Officer whose employment with us ended in December 2020).

(2)
For each Covered Year, in determining both the CAP for our PEO and the average CAP for our
Non-PEO
PVP NEOs for purposes of this PVP Table, we deducted from or added back to the total amount of compensation reported in column (b) and column (d) for such Covered Year the following amounts:

ITEM AND VALUE ADDED (DEDUCTED)	2022 ($)	2021 ($)	2020 ($)
For David R. Lukes:
- Summary Compensation Table “Stock Awards” column value	(3,606,484)	(3,717,683)	(6,013,999)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	2,252,261	4,995,283	7,152,786
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(596,983)	11,402,423	(915,746)
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	280,081	4,799,377	(98,363)
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	176,657	157,730	42,344
TOTAL ADDED (DEDUCTED)	(1,494,468)	17,637,130	167,022
For Non-PEO Named Executive Officers (Average):
- Summary Compensation Table “Stock Awards” column value	(510,944)	(652,045)	(527,154)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	319,093	687,958	228,415
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	10,953	260,137	(111,287)
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	(22,426)	155,325	(46,837)
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	11,760	16,568	15,510
TOTAL ADDED (DEDUCTED)	(191,564)	467,943	(441,353)

(3)
For each Covered Year, our absolute TSR was calculated based on the yearly percentage change in our cumulative TSR on our common shares, par value $0.10 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period beginning with our closing share price on the New York Stock Exchange (“NYSE”) on December 31, 2019 through and including the last day of the Covered Year (each one-year,
two-year
and three-year period, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing share price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered
Year-end
values of such investment as of the end of 2022, 2021 and 2020, as applicable. Because Covered Years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
For purposes of this PVP disclosure, our peer group is the FTSE NAREIT Equity Shopping Centers Index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.

(5)	In thousands. These net income results were calculated in accordance with U.S. GAAP.

(6)
For purposes of this PVP Table, our Operating Funds From Operations per share were calculated substantially as described above in our Compensation Discussion and Analysis. See “Compensation Discussion and Analysis—2022 Compensation Program—Annual Incentive Compensation Design” for more information on the calculation of Operating Funds From Operations per share.

Company Selected Measure Name	OPERATINGFUNDS FROMOPERATIONSPER SHARE
Named Executive Officers, Footnote [Text Block]
(1)
David R. Lukes was our principal executive officer (“PEO”) for the full year for each of the Covered Years. For each of 2022 and 2021, our non-PEO
PVP NEOs
(“Non-PEO
NEOs”) were Conor M. Fennerty, Christa A. Vesy and John M. Cattonar. For 2020, our
Non-PEO
NEOs were Conor M. Fennerty, Christa A. Vesy and Michael A. Makinen (Mr. Makinen was our former Chief Operating Officer whose employment with us ended in December 2020).

Peer Group Issuers, Footnote [Text Block]	For purposes of this PVP disclosure, our peer group is the FTSE NAREIT Equity Shopping Centers Index (the “PVP Peer Group”). For each Covered Year, the PVP Peer Group cumulative TSR was calculated based on a deemed fixed investment of $100 in the index through each Measurement Period, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 6,799,485	$ 6,910,219	$ 8,555,564
PEO Actually Paid Compensation Amount	$ 5,305,017	24,547,349	8,722,586
Adjustment To PEO Compensation, Footnote [Text Block]

ITEM AND VALUE ADDED (DEDUCTED)	2022 ($)	2021 ($)	2020 ($)
For David R. Lukes:
- Summary Compensation Table “Stock Awards” column value	(3,606,484)	(3,717,683)	(6,013,999)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	2,252,261	4,995,283	7,152,786
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(596,983)	11,402,423	(915,746)
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	280,081	4,799,377	(98,363)
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	176,657	157,730	42,344
TOTAL ADDED (DEDUCTED)	(1,494,468)	17,637,130	167,022
For Non-PEO Named Executive Officers (Average):
- Summary Compensation Table “Stock Awards” column value	(510,944)	(652,045)	(527,154)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	319,093	687,958	228,415
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	10,953	260,137	(111,287)
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	(22,426)	155,325	(46,837)
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	11,760	16,568	15,510
TOTAL ADDED (DEDUCTED)	(191,564)	467,943	(441,353)

Non-PEO NEO Average Total Compensation Amount	$ 1,500,884	1,625,444	1,602,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,309,320	2,093,387	1,161,027
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

ITEM AND VALUE ADDED (DEDUCTED)	2022 ($)	2021 ($)	2020 ($)
For David R. Lukes:
- Summary Compensation Table “Stock Awards” column value	(3,606,484)	(3,717,683)	(6,013,999)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	2,252,261	4,995,283	7,152,786
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	(596,983)	11,402,423	(915,746)
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	280,081	4,799,377	(98,363)
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	176,657	157,730	42,344
TOTAL ADDED (DEDUCTED)	(1,494,468)	17,637,130	167,022
For Non-PEO Named Executive Officers (Average):
- Summary Compensation Table “Stock Awards” column value	(510,944)	(652,045)	(527,154)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	319,093	687,958	228,415
+/- Change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted prior to Covered Year	10,953	260,137	(111,287)
+/- Change in fair value (from prior year-end to vest date in Covered Year) of equity awards granted prior to Covered Year that vested in Covered Year	(22,426)	155,325	(46,837)
+ Includable dividend equivalents paid or accrued on equity awards during Covered Year	11,760	16,568	15,510
TOTAL ADDED (DEDUCTED)	(191,564)	467,943	(441,353)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
2022 Tabular List
The following Tabular List provides what we believe are the most important financial performance measures (including Operating Funds From Operations) we used to link compensation for our PEO and
Non-PEO
PVP NEOs for 2022 to our performance for 2022:

TABULAR LIST
PERFORMANCE MEASURE	PERFORMANCE MEASURE TYPE
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization	Financial
Operating Funds From Operations per share	Financial
Relative Total Shareholder Return	Financial

Total Shareholder Return Amount	$ 106.88	119.39	73.98
Peer Group Total Shareholder Return Amount	104.46	119.43	72.36
Net Income (Loss)	$ 168,719,000	$ 124,935,000	$ 35,721,000
Company Selected Measure Amount	1.18	1.17	0.99
PEO Name	David R. Lukes	David R. Lukes	David R. Lukes
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Funds From Operations per share
Non-GAAP Measure Description [Text Block]
(6)
For purposes of this PVP Table, our Operating Funds From Operations per share were calculated substantially as described above in our Compensation Discussion and Analysis. See “Compensation Discussion and Analysis—2022 Compensation Program—Annual Incentive Compensation Design” for more information on the calculation of Operating Funds From Operations per share.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,494,468)	$ 17,637,130	$ 167,022
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,606,484)	(3,717,683)	(6,013,999)
PEO [Member] | Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,252,261	4,995,283	7,152,786
PEO [Member] | Fair Value (from prior yearend to Covered Yearend) of Equity Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(596,983)	11,402,423	(915,746)
PEO [Member] | Fair Value (from prior yearend to vest date in Covered Year) of Equity Awards Granted Prior to Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	280,081	4,799,377	(98,363)
PEO [Member] | Includable dividend equivalents paid or accrued on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	176,657	157,730	42,344
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(191,564)	467,943	(441,353)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(510,944)	(652,045)	(527,154)
Non-PEO NEO [Member] | Fair Value of Outstanding Equity Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	319,093	687,958	228,415
Non-PEO NEO [Member] | Fair Value (from prior yearend to Covered Yearend) of Equity Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,953	260,137	(111,287)
Non-PEO NEO [Member] | Fair Value (from prior yearend to vest date in Covered Year) of Equity Awards Granted Prior to Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,426)	155,325	(46,837)
Non-PEO NEO [Member] | Includable dividend equivalents paid or accrued on equity awards during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,760	$ 16,568	$ 15,510